UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	3.650%	9/1/06	4,700	4,700
Battery Park City NY Auth. Rev	5.500%	11/1/06 (2)(Prere.)	11,750	12,027
1 Battery Park City NY Auth. Rev. TOB VRDO	3.450%	9/7/06	5,265	5,265
Bedford NY Central School Dist. TAN	4.500%	12/1/06	6,000	6,012
Clarkstown NY Central School Dist. TAN	3.700%	11/1/06	15,000	15,002
Clifton Park NY IDA Multifamily Housing Rev. (Coburg Village Project) VRDO	3.390%	9/7/06 LOC	4,500	4,500
1 Erie County NY IDA School Fac. Rev. TOB VRDO	3.450%	9/7/06 (4)	3,825	3,825
Erie County NY Water Auth. Rev. VRDO	3.330%	9/7/06 (2)	11,400	11,400
1 GS Pool Trust TOB VRDO	3.510%	9/7/06	10,875	10,875
Half Hollow Hills NY Central School Dist. TAN	4.500%	6/29/07	40,000	40,262
Jericho NY UFSD TAN	4.500%	6/22/07	12,000	12,083
Long Island NY Power Auth. Electric System Rev. CP	3.600%	9/6/06 LOC	52,100	52,100
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.440%	9/7/06 (1)	10,390	10,390
1 Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.460%	9/7/06 (2)	14,000	14,000
Long Island NY Power Auth. Electric System Rev. VRDO	3.350%	9/1/06 LOC	18,440	18,440
Long Island NY Power Auth. Electric System Rev. VRDO	3.560%	9/1/06 LOC	37,025	37,025
Long Island NY Power Auth. Electric System Rev. VRDO	3.580%	9/1/06 LOC	9,360	9,360
Long Island NY Power Auth. Electric System Rev. VRDO	3.350%	9/7/06 LOC	12,600	12,600
Long Island NY Power Auth. Electric System Rev. VRDO	3.350%	9/7/06 (4)	20,305	20,305
Long Island NY Power Auth. Electric System Rev. VRDO	3.390%	9/7/06 (4)	49,610	49,610
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.440%	9/7/06 (4)	7,500	7,500
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	3.440%	9/7/06 (1)	8,625	8,625
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.600%	9/19/06 LOC	20,000	20,000
1 Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.460%	9/7/06 (1)	3,300	3,300
Metro. New York Transp. Auth. Rev. CP	3.600%	2/6/07 LOC	18,000	18,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.430%	9/7/06 (3)	19,900	19,900
Metro. New York Transp. Auth. Rev. VRDO	3.330%	9/7/06 (11)	5,900	5,900
Metro. New York Transp. Auth. Rev. VRDO	3.360%	9/7/06 LOC	40,000	40,000
Metro. New York Transp. Auth. Rev. VRDO	3.370%	9/7/06 (11)	33,935	33,935
Metro. New York Transp. Auth. Rev. VRDO	3.370%	9/7/06 (10)	20,600	20,600
Monroe County NY IDA (Monroe Community College) VRDO	3.390%	9/7/06 LOC	4,000	4,000
Nassau County NY Interim Finance Auth. VRDO	3.330%	9/7/06 (4)	16,650	16,650
Nassau Health Care Corp. NY VRDO	3.370%	9/7/06 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	3.370%	9/7/06 (4)	10,000	10,000
New York City NY Capital Resources (Enhanced Assistance PG) VRDO	3.350%	9/7/06 LOC	9,000	9,000
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	3.370%	9/7/06 LOC	10,000	10,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	3.350%	9/7/06 LOC	16,707	16,707
1 New York City NY GO TOB PUT	3.620%	9/7/06 (3)	9,725	9,725
1 New York City NY GO TOB VRDO	3.430%	9/7/06 (4)	6,144	6,144
1 New York City NY GO TOB VRDO	3.440%	9/7/06 (1)	5,840	5,840
1 New York City NY GO TOB VRDO	3.440%	9/7/06 (1)	5,355	5,355
1 New York City NY GO TOB VRDO	3.440%	9/7/06 (2)	14,295	14,295
1 New York City NY GO TOB VRDO	3.440%	9/7/06 (2)	4,605	4,605
1 New York City NY GO TOB VRDO	3.450%	9/7/06 (2)	7,750	7,750
1 New York City NY GO TOB VRDO	3.450%	9/7/06 (11)	7,375	7,375
1 New York City NY GO TOB VRDO	3.470%	9/7/06	50,000	50,000
New York City NY GO VRDO	3.400%	9/1/06 (1)	1,275	1,275
New York City NY GO VRDO	3.540%	9/1/06 LOC	13,130	13,130
New York City NY GO VRDO	3.540%	9/1/06 LOC	7,800	7,800
New York City NY GO VRDO	3.560%	9/1/06 LOC	34,100	34,100
New York City NY GO VRDO	3.380%	9/7/06 LOC	6,150	6,150
New York City NY GO VRDO	3.390%	9/7/06 LOC	31,750	31,750
New York City NY GO VRDO	3.400%	9/7/06 LOC	5,800	5,800
New York City NY GO VRDO	3.400%	9/7/06 LOC	15,695	15,695
New York City NY GO VRDO	3.400%	9/7/06 LOC	5,475	5,475
New York City NY GO VRDO	3.410%	9/7/06 (2)	10,025	10,025
New York City NY GO VRDO	3.410%	9/7/06 LOC	8,000	8,000
New York City NY Housing Dev. Corp. Multi-Family Rev. (First Avenue) VRDO	3.420%	9/7/06	24,205	24,205
1 New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	3.460%	9/7/06	12,505	12,505
1 New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	3.460%	9/7/06	12,515	12,515
New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	3.420%	9/7/06	45,800	45,800
1 New York City NY Housing Dev. Corp. Rev. (Capital Funding Program) TOB VRDO	3.440%	9/7/06 (3)	8,755	8,755
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	3.400%	9/7/06	20,000	20,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	3.420%	9/7/06	43,100	43,100
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - One Columbus Place) VRDO	3.420%	9/7/06 LOC	32,000	32,000
1 New York City NY Housing Dev. Corp. Rev. TOB VRDO	3.440%	9/7/06 (3)	5,160	5,160
1 New York City NY Housing Dev. Corp. Rev. TOB VRDO	3.440%	9/7/06 (3)	12,825	12,825
New York City NY Housing Dev. Corp. Rev. VRDO	3.420%	9/7/06	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.420%	9/7/06 (10)	9,000	9,000
New York City NY IDA (Civil Liberties Union) VRDO	3.560%	9/1/06 LOC	18,580	18,580
New York City NY IDA (National Audubon Society) VRDO	3.560%	9/1/06 LOC	14,700	14,700
New York City NY IDA (NY Congregational Nursing Center Project) VRDO	3.390%	9/7/06 LOC	5,000	5,000
New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	3.410%	9/7/06 LOC	17,300	17,300
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.650%	10/5/06	40,000	40,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.520%	11/9/06	20,000	20,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.440%	9/7/06 (2)	15,020	15,020
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.450%	9/7/06	62,165	62,165
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.450%	9/7/06	4,500	4,500
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.460%	9/7/06	7,615	7,615
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.460%	9/7/06 (1)	4,950	4,950
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.460%	9/7/06 (4)	20,015	20,015
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.540%	9/1/06 (3)	37,560	37,560
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.560%	9/1/06 (3)	3,000	3,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.590%	9/1/06	3,700	3,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.380%	9/7/06	11,695	11,695
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.410%	9/7/06	22,065	22,065
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.430%	9/7/06 (2)	5,130	5,130
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (1)	14,890	14,890
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (1)	2,250	2,250
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (1)	2,585	2,585
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (1)	5,700	5,700
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (1)	4,825	4,825
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.450%	9/7/06 (2)	6,400	6,400
1 New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	3.460%	9/7/06 (2)	9,400	9,400
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.450%	9/7/06	10,295	10,295
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.450%	9/7/06	15,550	15,550
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.450%	9/7/06 (3)	6,070	6,070
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.460%	9/7/06	1,300	1,300
New York City NY Transitional Finance Auth. Rev. VRDO	3.580%	9/1/06	16,350	16,350
New York City NY Transitional Finance Auth. Rev. VRDO	3.580%	9/1/06	15,465	15,465
New York City NY Transitional Finance Auth. Rev. VRDO	3.390%	9/7/06	11,200	11,200
New York City NY Transitional Finance Auth. Rev. VRDO	3.390%	9/7/06	42,135	42,135
New York City NY Transitional Finance Auth. Rev. VRDO	3.400%	9/7/06	8,465	8,465
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/7/06	15,000	15,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/7/06	15,170	15,170
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/7/06	34,500	34,500
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.460%	9/7/06 (3)	14,290	14,290
1 New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	3.440%	9/7/06 (4)	5,250	5,250
1 New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	3.440%	9/7/06 (3)	12,505	12,505
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.400%	9/7/06	5,195	5,195
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.570%	9/7/06	21,005	21,005
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	3.570%	9/7/06	12,800	12,800
New York State Dormitory Auth. Rev. (Cornell Univ.) CP	3.650%	9/14/06	4,155	4,155
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.580%	9/1/06	10,325	10,325
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.350%	9/7/06	24,900	24,900
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	3.350%	9/7/06	25,325	25,325
1 New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	3.450%	9/7/06 (3)	2,620	2,620
1 New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	3.450%	9/7/06 (1)	7,110	7,110
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.440%	9/7/06 (3)	4,995	4,995
1 New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	3.460%	9/7/06 (1)	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.350%	9/7/06 (1)	21,200	21,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.360%	9/7/06 (4)	11,870	11,870
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.370%	9/7/06	71,500	71,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.370%	9/7/06 (4)	5,000	5,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.380%	9/7/06 (4)	11,250	11,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.400%	9/7/06 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.400%	9/7/06 (4)	9,405	9,405
New York State Dormitory Auth. Rev. (Montefiore Medical Center)	5.250%	2/1/07 (2)(Prere.)	42,750	43,941
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.370%	9/7/06 (1)	37,345	37,345
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	3.370%	9/7/06 (1)	10,200	10,200
1 New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	3.430%	9/7/06 (1)	6,700	6,700
New York State Dormitory Auth. Rev. (North Shore Long Island Hosp.) VRDO	3.340%	9/7/06 LOC	14,000	14,000
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (2)	5,870	5,870
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (2)	17,820	17,820
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (2)	26,880	26,880
1 New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (1)	5,485	5,485
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	3.400%	9/7/06	27,100	27,100
New York State Dormitory Auth. Rev. (Univ. of Rochester) VRDO	3.330%	9/7/06 (1)	21,700	21,700
New York State Dormitory Auth. Rev. (Upstate Community Colleges) VRDO	3.380%	9/7/06 (11)	24,260	24,260
1 New York State Dormitory Auth. Rev. TOB VRDO	3.440%	9/7/06 (3)	19,165	19,165
1 New York State Dormitory Auth. Rev. TOB VRDO	3.440%	9/7/06 (2)	16,640	16,640
1 New York State Dormitory Auth. Rev. TOB VRDO	3.450%	9/7/06 (4)	5,575	5,575
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06 (2)	4,950	4,950
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06	18,380	18,380
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06	40,340	40,340
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06	28,385	28,385
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06	4,725	4,725
1 New York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06	15,000	15,000
New York State Dormitory Auth. Rev. VRDO	3.360%	9/7/06 (2)	30,560	30,560
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.340%	9/7/06 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.400%	9/7/06 LOC	5,000	5,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.400%	9/7/06 LOC	15,000	15,000
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.410%	9/7/06 LOC	13,700	13,700
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	3.470%	9/7/06 LOC	5,500	5,500
1 New York State Environmental Fac. Corp. PCR TOB VRDO	3.460%	9/7/06 (4)	26,725	26,725
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.440%	9/7/06	5,390	5,390
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06	6,405	6,405
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06	2,660	2,660
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06	3,680	3,680
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06	8,105	8,105
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06	2,570	2,570
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.460%	9/7/06	16,500	16,500
1 New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	3.470%	9/7/06	9,780	9,780
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.560%	9/1/06	17,900	17,900
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.600%	9/1/06	23,800	23,800
New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.600%	9/1/06	25,900	25,900
New York State GO PUT	3.600%	1/16/07 LOC	32,000	32,000
New York State GO PUT	3.600%	1/16/07 LOC	42,000	42,000
New York State Housing Finance Agency Rev. (Avalon Chrystie) VRDO	3.450%	9/7/06 LOC	45,000	45,000
New York State Housing Finance Agency Rev. (Baltimore Tower) VRDO	3.460%	9/7/06	15,000	15,000
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	3.440%	9/7/06	66,170	66,170
1 New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (3)	5,220	5,220
1 New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (3)	7,920	7,920
New York State Housing Finance Agency Rev. (Residential) VRDO	3.430%	9/7/06 (2)	6,700	6,700
New York State Housing Finance Agency Rev. (Saville Housing) VRDO	3.420%	9/7/06 LOC	55,000	55,000
New York State Housing Finance Agency Rev. (West 23rd Street) VRDO	3.400%	9/7/06 LOC	42,400	42,400
New York State Housing Finance Agency Rev. VRDO	3.370%	9/7/06	4,500	4,500
New York State Housing Finance Agency Rev. VRDO	3.400%	9/7/06 LOC	35,000	35,000
New York State Housing Finance Agency Rev. VRDO	3.420%	9/7/06	22,000	22,000
New York State Housing Finance Agency Rev. VRDO	3.420%	9/7/06 LOC	22,300	22,300
New York State Housing Finance Agency Rev. VRDO	3.430%	9/7/06 LOC	20,400	20,400
New York State Housing Finance Agency Service Contract Rev. VRDO	3.400%	9/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.400%	9/7/06	19,800	19,800
New York State Housing Finance Agency Service Contract Rev. VRDO	3.400%	9/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	3.460%	9/7/06 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	3.280%	9/7/06 LOC	4,685	4,685
New York State Local Govt. Assistance Corp. VRDO	3.330%	9/7/06 LOC	29,175	29,175
New York State Local Govt. Assistance Corp. VRDO	3.350%	9/7/06 LOC	11,005	11,005
New York State Local Govt. Assistance Corp. VRDO	3.380%	9/7/06 LOC	76,075	76,075
New York State Local Govt. Assistance Corp. VRDO	3.400%	9/7/06 (3)	34,000	34,000
1 New York State Mortgage Agency Rev. TOB VRDO	3.480%	9/7/06	5,960	5,960
New York State Mortgage Agency Rev. VRDO	3.570%	9/1/06	22,000	22,000
New York State Power Auth. Rev. CP	3.630%	9/6/06	4,207	4,207
New York State Power Auth. Rev. CP	3.400%	9/7/06	20,730	20,730
New York State Power Auth. Rev. CP	3.620%	10/2/06	17,500	17,500
New York State Power Auth. Rev. CP	3.630%	10/5/06	5,000	5,000
New York State Power Auth. Rev. CP	3.550%	10/31/06	31,931	31,931
New York State Power Auth. Rev. CP	3.520%	11/6/06	21,300	21,300
New York State Power Auth. Rev. CP	3.500%	11/7/06	10,000	10,000
New York State Power Auth. Rev. CP	3.530%	11/7/06	10,000	10,000
New York State Power Auth. Rev. PUT	3.350%	9/1/06	32,000	32,000
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.440%	9/7/06 (1)	8,450	8,450
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.440%	9/7/06 (2)	10,450	10,450
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.440%	9/7/06 (1)	5,995	5,995
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.440%	9/7/06 (2)	13,000	13,000
1 New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.450%	9/7/06 (2)	3,500	3,500
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.440%	9/7/06 (3)	11,000	11,000
1 New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	3.450%	9/7/06 (2)	5,250	5,250
1 New York State Thruway Auth. Rev. TOB VRDO	3.430%	9/7/06 (4)	6,040	6,040
1 New York State Thruway Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)	10,450	10,450
1 New York State Thruway Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)	13,650	13,650
1 New York State Thruway Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)	8,105	8,105
1 New York State Thruway Auth. Rev. TOB VRDO	3.450%	9/7/06 (4)	4,450	4,450
1 New York State Thruway Auth. Rev. TOB VRDO	3.460%	9/7/06 (2)	23,000	23,000
1 New York State Thruway Rev. TOB VRDO	3.420%	9/7/06	5,000	5,000
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.450%	9/7/06 (3)	5,165	5,165
1 New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	3.450%	9/7/06 (3)	4,950	4,950
New York State Urban Dev. Corp. Rev. (State Fac. & Equipment) VRDO	3.360%	9/7/06 (11)	12,060	12,060
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.440%	9/7/06 (2)	5,325	5,325
1 New York State Urban Development Corp. TOB VRDO	3.460%	9/7/06	12,155	12,155
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.390%	9/7/06 (1)	25,135	25,135
1 Orange County NY TOB VRDO	3.450%	9/7/06	1,180	1,180
Orangetown NY BAN	4.000%	10/5/06	4,155	4,159
Orangetown NY BAN	4.500%	3/30/07	16,600	16,690
Oyster Bay NY BAN	4.250%	11/17/06	17,000	17,039
Oyster Bay NY BAN	4.500%	3/16/07	20,000	20,111
Port Auth. of New York & New Jersey CP	3.550%	11/6/06	3,950	3,950
Port Auth. of New York & New Jersey CP	3.530%	11/7/06	14,900	14,900
Port Auth. of New York & New Jersey Rev	3.530%	11/7/06	7,630	7,630
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.440%	9/7/06 (10)	5,415	5,415
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.460%	9/7/06	10,000	10,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.460%	9/7/06 (3)	15,000	15,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.460%	9/7/06 (11)	10,490	10,490
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.460%	9/7/06 (3)	2,740	2,740
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.390%	9/7/06 LOC	7,000	7,000
Rockland County NY RAN	4.500%	3/22/07	23,000	23,121
South Orangetown Central School Dist. NY TAN	4.500%	6/29/07	5,000	5,031
Suffolk County NY Water Auth. Rev. VRDO	3.350%	9/7/06	45,000	45,000
Syosset NY Central School Dist. TAN	4.500%	6/28/07	10,000	10,064
Three Village Central School New York (Brookhaven & Smithtown) TAN	4.500%	6/29/07	28,000	28,163
Tompkins County NY BAN	4.250%	3/8/07	8,600	8,625
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.350%	9/7/06	15,700	15,700
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	3.350%	9/7/06	8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.390%	9/7/06 (10)	22,600	22,600
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	3.390%	9/7/06 (10)	35,290	35,290
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.430%	9/7/06 (1)	1,995	1,995
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.460%	9/7/06 (1)	7,200	7,200
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	3.460%	9/7/06 (3)	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.340%	9/7/06 (2)	8,100	8,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.350%	9/7/06	44,320	44,320
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.350%	9/7/06	81,100	81,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.370%	9/7/06	5,200	5,200
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.400%	9/7/06 (4)	30,900	30,900
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.410%	9/7/06	16,500	16,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.450%	9/7/06	15,000	15,000
Outside New York:
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	6,900	6,900

Total Municipal Bonds (Cost $4,182,304)	4,182,304

Other Assets and Liabilities—Net (0.7%)	29,616

Net Assets (100%)	4,211,920

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $1,039,199,000, representing 24.7% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,750
Battery Park City NY Auth. Rev	5.250%	11/1/15	12,520	13,702
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,668
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	335
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,950
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,072
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,946
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,618
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,056
Erie County NY Water Auth. Rev	6.000%	12/1/08 (2)(ETM)	1,335	1,373
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,242
Hempstead NY GO	5.625%	2/1/13 (3)	960	977
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,512
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,388
Huntington NY GO	6.700%	2/1/11 (3)	310	348
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	60,000	67,742
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/11 (4)	16,690	14,021
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/13	15,690	16,986
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/14 (4)	5,000	3,705
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/19 (4)	2,460	1,450
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/21 (4)	13,355	7,172
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/23 (4)	35,500	17,408
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/24 (4)	21,830	10,241
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/27 (4)	23,905	9,748
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,130
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,406
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	38,604
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,805
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,389
1 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17(2)	35,000	38,341
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,477
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,573
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,668
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.390%	9/1/06 LOC	2,600	2,600
Metro. New York Transp. Auth. Rev. VRDO	3.370%	9/7/06 (11)	18,515	18,515
Metro. New York Transp. Auth. Rev. VRDO	3.370%	9/7/06 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,872
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,889
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,966
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,342
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	7,002
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.700%	4/1/07 (1)(Prere.)	12,730	13,018
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.600%	4/1/18 (1)	2,635	2,691
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.650%	4/1/22 (1)	5,000	5,109
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/07 (2)(ETM)	35	35
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,051
New York City NY GO	5.750%	5/15/11 (4)	4,540	4,903
New York City NY GO	5.750%	8/1/11 (1)	15,750	17,064
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	260	288
New York City NY GO	5.875%	5/15/12 (4)	4,670	5,070
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,144
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,613
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,293
New York City NY GO	5.250%	3/15/16 (2)	5,000	5,356
New York City NY GO	5.000%	8/1/25	8,905	9,335
New York City NY GO	5.750%	3/15/27 (4)	1,300	1,439
New York City NY GO VRDO	3.540%	9/1/06 LOC	5,180	5,180
New York City NY GO VRDO	3.560%	9/1/06 LOC	8,400	8,400
New York City NY GO VRDO	3.410%	9/7/06 (2)	6,450	6,450
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	11,000	11,636
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,795
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	8,460	8,937
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	24,000	25,254
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.500%	6/15/07 (1)(Prere.)	23,955	24,565
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/07 (1)(Prere.)	15,000	15,411
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/09 (3)(Prere.)	30,650	32,735
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/17	10,000	6,495
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/17	25,015	27,003
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/18	10,000	6,197
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/18	25,095	27,090
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/21	4,490	2,407
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/27 (1)	17,000	17,939
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/31	9,000	9,403
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.550%	9/1/06	8,950	8,950
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.560%	9/1/06 (3)	9,700	9,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.560%	9/1/06 (3)	2,050	2,050
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,581
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,660	1,758
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,325	1,404
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/10 (Prere.)	930	1,009
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,265	2,461
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	1,150	1,250
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,955	3,211
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/12	2,805	3,040
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/13	12,270	13,262
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/14	9,735	10,516
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/14	17,720	19,092
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/15	7,310	7,841
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/15	3,850	4,153
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/15	9,395	10,132
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/16	8,415	9,027
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/16	11,045	11,922
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/16	2,735	2,970
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/1/06	6,800	6,800
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/1/06	3,100	3,100
New York City NY Transitional Finance Auth. Rev. VRDO	3.430%	9/1/06	6,500	6,500
New York State Dormitory Auth. Rev	5.250%	2/15/19 (3)	2,420	2,628
New York State Dormitory Auth. Rev	5.250%	2/15/20 (3)	2,555	2,771
New York State Dormitory Auth. Rev	5.250%	2/15/21 (3)	1,680	1,819
New York State Dormitory Auth. Rev	5.250%	2/15/22 (3)	2,825	3,055
New York State Dormitory Auth. Rev	5.250%	2/15/23 (3)	1,120	1,210
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/18 (4)	17,210	18,341
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/25 (4)	2,000	2,103
New York State Dormitory Auth. Rev. (Barnard College)	5.250%	7/1/26 (2)	4,370	4,467
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/22 (1)	10,000	10,589
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,388
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,825
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,347
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,980
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,802
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,805
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,759
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,820
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,242
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	4,900	5,307
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	5,100	5,468
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21	6,990	7,529
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22	7,345	7,891
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/23	7,575	8,127
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	23,179
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	385	386
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,886
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,572
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,729
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/13 (4)	105	113
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/14 (4)	110	119
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/15 (4)	120	129
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/25 (3)	6,575	6,956
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/26 (1)	130	133
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.370%	9/7/06 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,344
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (1)	3,500	4,049
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/20 (1)	6,000	7,100
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/31 (2)	8,910	10,547
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/40 (2)	34,330	41,218
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,600
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,454
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/24 (2)	18,170	21,254
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,916
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/26 (2)	16,670	19,662
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/27 (2)	7,500	8,879
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/19 (2)	4,810	5,081
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.250%	7/1/07 (1)(Prere.)	3,000	3,073
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.300%	7/1/07 (1)(Prere.)	6,275	6,430
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/18	2,805	2,897
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,531
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,451
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	16,198
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250%	7/1/20 (1)	15,170	15,738
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/18 (1)	6,700	6,916
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,694
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,615
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,741
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/14 (1)	10,660	11,620
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/15 (1)	12,500	13,630
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/16 (1)	5,000	5,454
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,350
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,478
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	9,121
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,466
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/25 (2)	5,145	6,050
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/26 (2)	10,140	11,894
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/26	2,500	2,678
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/27 (2)	11,155	13,130
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/28 (2)	5,000	5,888
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,619
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/30 (2)	7,500	8,866
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/31 (2)	6,000	7,109
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/31	5,000	5,311
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/35	18,500	19,347
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,694
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,709
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/17 (1)	350	361
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,138
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	472
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,359
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,131
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,997
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/16 (2)	800	835
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,332
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,281
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,642
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,902
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,722
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,923
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,592
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	10/23/06 (1)	10,000	9,764
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.375%	6/15/15	7,650	8,306
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.250%	6/15/16	3,095	3,330
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.375%	6/15/16	6,000	6,501
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.250%	6/15/18	10,000	10,774
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.250%	6/15/19	36,610	39,442
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/22	3,085	3,607
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/24	3,490	4,105
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/25	4,175	4,932
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/26	2,890	3,427
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/27	3,000	3,566
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/28	3,095	3,681
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/29	2,530	3,013
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	10/15/30	2,600	3,105
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Fun	5.500%	4/15/35	7,990	9,603
New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,150
New York State Thruway Auth. Rev	5.250%	1/1/08 (Prere.)	735	759
New York State Thruway Auth. Rev	5.250%	1/1/14	4,825	4,967
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	6,035
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,355
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,248
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,706
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,252
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,179
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,268
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,077
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,883
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,614
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/07 (Prere.)	1,300	1,339
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,256
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/15	6,775	6,967
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,768
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,322
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,661
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,193
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,375
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,939
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,336
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,709
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,847
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,835
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	13,086
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/15 (3)	5,000	5,389
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/20 (3)	8,685	10,763
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/21 (3)	9,230	11,505
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,640
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,316
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,292
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,267
Orange County NY GO	5.000%	7/15/19	1,500	1,619
Orange County NY GO	5.000%	7/15/20	2,000	2,151
Orange County NY GO	5.000%	7/15/21	1,035	1,110
Orange County NY GO	5.000%	7/15/22	1,000	1,070
Port Auth. of New York & New Jersey Rev	5.500%	12/15/16 (2)	4,190	4,547
Port Auth. of New York & New Jersey Rev	5.500%	12/15/17 (2)	4,600	4,980
Port Auth. of New York & New Jersey Rev	5.500%	12/15/18 (2)	4,620	5,001
Port Auth. of New York & New Jersey Rev	5.000%	7/15/33	27,615	28,983
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,708
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	10,898
Suffolk County NY Water Auth. Rev	5.250%	6/1/10 (2)(ETM)	3,790	4,015
Suffolk County NY Water Auth. Rev	5.250%	6/1/11 (2)(ETM)	2,380	2,552
Suffolk County NY Water Auth. Rev	5.250%	6/1/12 (2)(ETM)	4,290	4,654
Suffolk County NY Water Auth. Rev	5.250%	6/1/17 (2)(ETM)	1,695	1,896
Tobacco Settlement Asset Securitization Corp. Inc. New York	5.125%	6/1/42	10,000	10,060
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/09 (2)(ETM)	2,535	2,647
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/14	3,000	3,219
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/15	2,930	3,143
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/16	2,500	2,677
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/17	16,770	18,112
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/18	2,330	2,493
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/18	30,285	32,708
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/19	43,025	46,467
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/21 (1)(ETM)	5,000	6,080
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/21 (1)	11,370	13,256
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.350%	9/7/06	5,600	5,600
Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/15 (1)	5,000	5,216
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/16 (1)	16,345	17,878
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/18 (1)	6,250	6,797
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/19 (1)	6,500	7,069
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,662
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,266
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	19,073
Puerto Rico GO	5.000%	7/1/33	6,900	7,031
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	1,900	1,900
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/35 (1)	50,000	57,877
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40	10,560	11,307
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/27 (3)	7,230	8,515
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/27 (2)	25,000	29,443
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/36 (2)	25,120	6,354
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,957
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,849
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,533
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,071
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	10,797
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/11	2,000	2,078
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/23	2,000	2,105

Total Municipal Bonds (Cost $2,265,482)	2,351,687

Other Assets and Liabilities—Net (1.0%)	23,176

Net Assets (100%)	2,374,863

1	Securities with a value of $6,655,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $2,266,100,000. Net unrealized appreciation of investment securities for tax purposes was $85,587,000, consisting of unrealized gains of $89,168,000 on securities that had risen in value since their purchase and $3,581,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	110	11,811	36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.